Document And Entity Information	Apr. 02, 2026
Document Information [Line Items]
Entity, Registrant Name	The Brand House Collective, Inc.
Current Fiscal Year End Date	--01-31
Document, Type	8-K
Document, Period End Date	Apr. 02, 2026
Entity, Incorporation, State or Country Code	TN
Entity, File Number	000-49885
Entity, Tax Identification Number	62-1287151
Entity, Address, Address Line One	5310 Maryland Way
Entity, Address, City or Town	Brentwood
Entity, Address, State or Province	TN
Entity, Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	872-4800
Entity, Information, Former Legal or Registered Name	Kirkland's, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TBHC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001056285